Annual Fund Operating Expenses - AFL CIO HOUSING INVESTMENT TRUST [Member]	Apr. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.02%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	0.32%